Condensed financial information of Plastec Technologies, Ltd. (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 CNY (¥)	May 30, 2018 HKD ($)	May 30, 2018 CNY (¥)	Dec. 31, 2017 HKD ($)	Dec. 31, 2016 HKD ($)	Dec. 31, 2015 HKD ($)
Current assets
Cash and cash equivalents	$ 272,820				$ 300,588	$ 486,222	$ 475,361
Consideration receivable	165,506	¥ 137,370	$ 131,686	¥ 113,250	141,341
Total current assets	441,665				570,002
Total assets	563,439				780,263
Current liabilities
Tax payable	8,678				6,243
Total current liabilities	13,130				10,933
Shareholders' equity
Ordinary shares (US$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	101				101
Retained earnings	524,189				749,884
Total shareholders' equity	550,309				769,330	781,624	940,686
Parent [Member]
Current assets
Cash and cash equivalents	248,050				274,094	$ 394,508	$ 188,604
Amounts due from subsidiaries	141,396				364,596
Consideration receivable	165,506				141,341
Prepaid expenses	741				1,053
Total current assets	555,693				781,084
Investment in subsidiaries	0				0
Total assets	555,693				781,084
Current liabilities
Account payable and accrued liabilities	715				950
Tax payable	7,284				3,129
Total current liabilities	7,999				4,079
NET CURRENT ASSETS	547,694				777,005
TOTAL ASSETS AND LIABILITIES	547,694				777,005
Shareholders' equity
Ordinary shares (US$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	101				101
Retained earnings	547,593				776,904
Total shareholders' equity	$ 547,694				$ 777,005